Tax Matters - Tax Payables and Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Tax payables
Tax withholdings	€ 104	€ 111
Indirect taxes	424	561
Social security	112	117
Current income taxes payable	658	769
Other	316	311
Total	1,614	1,869
Tax receivables
Indirect taxes	461	493
Current income taxes receivable	392	598
Other	117	102
Total	€ 970	€ 1,193